Goodwill and Other Intangibles (Tables)	3 Months Ended
Mar. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the three months ended March 31, 2016 are as follows:

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2016	$1,645	$588	$57	$5	$152	$2,447
Impact of foreign exchange	7	2	2	—	3	$14
Balance at March 31, 2016	$1,652	$590	$59	$5	$155	$2,461

Other Intangible Assets and Related Accumulated Amortization

As of March 31, 2016 and December 31, 2015, the Company’s other intangible assets and related accumulated amortization consisted of the following:

	March 31, 2016				December 31, 2015
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$303	$145	$158	$289	$143	$146
Patents, concessions and licenses and other	5-25	1,620	1,245	375	1,569	1,187	382
		1,923	1,390	533	1,858	1,330	528
Other intangible assets not subject to amortization:
Trademarks		274	—	274	282	—	282
Total Other intangible assets		$2,197	$1,390	$807	$2,140	$1,330	$810